Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	001-40699
Entity Registrant Name	PHARMACYTE BIOTECH, INC.
Entity Central Index Key	0001157075
Entity Tax Identification Number	62-1772151
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3960 Howard Hughes Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(917)
Local Phone Number	595-2850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PMCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false